ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Schedule of preliminary purchase price allocation
The preliminary purchase price allocations, at fair value, as at June 30, 2022, with respect to the acquisitions are as follows:

(MILLIONS)	Chile Distributed Generation Portfolio	Europe Solar Portfolio	U.S. Solar Portfolio	Total
Cash and cash equivalents	$2	$3	$22	$27
Restricted cash	—	—	6	6
Trade receivables and other current assets	2	30	48	80
Property, plant and equipment	21	1	691	713
Other non-current assets	1	—	89	90
Current liabilities	(1)	(5)	(32)	(38)
Financial instruments	—	—	(24)	(24)
Non-recourse borrowings	(6)	—	(47)	(53)
Deferred income tax liabilities	—	(7)	(61)	(68)
Other long-term liabilities	—	—	(43)	(43)
Non-controlling interests	$(6)	$—	$—	$(6)
Fair value of net assets acquired	19	22	649	690
Goodwill	18	68	178	264
Purchase price	$37	$90	$827	$954